FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Schedule of reconciliation of beginning and ending balances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis
Derivative liability at the beginning of the period	$ 383,581
Additions to derivative liabilities for convertible debt conversion features and interest	557,000	$ 359,988
Additions for modifications of note payable to Slainte Ventures	686,612
Reductions due to conversions or repayments of convertible debt	(3,317,986)
Loss on revaluation of derivative liabilities during the year	1,690,793	23,593
Derivative liability at the end of the period		383,581
Derivative Financial Instruments, Liabilities [Member]
Reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis
Derivative liability at the beginning of the period	383,581
Derivative liability at the end of the period		383,581
Derivative Financial Instruments, Liabilities [Member] | Notes payable [Member]
Reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis
Reductions due to conversions or repayments of convertible debt	(3,317,986)
Amortization of Debt Conversion Features and interest [Member] | Derivative Financial Instruments, Liabilities [Member]
Reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis
Additions to derivative liabilities for convertible debt conversion features and interest	557,000	359,988
Notes payable [Member] | Derivative Financial Instruments, Liabilities [Member]
Reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis
Additions for modifications of note payable to Slainte Ventures	686,612
Gain (Loss) on Derivative Instruments [Member] | Derivative Financial Instruments, Liabilities [Member]
Reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis
Loss on revaluation of derivative liabilities during the year	$ (1,690,793)	$ 23,593